As filed with the Securities and Exchange Commission on May 18, 2012
1933 Act Registration No. 333-35883
1940 Act Registration No. 811-08361

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 31 ☑
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 32 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Stephen H. Bier, Esq.
200 West Street	Dechert LLP
New York, New York 10282	1095 Avenue of the Americas
(Name and address of agent for service)	New York, NY 10036
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates solely to the following series and classes of the Registrant:
Service Shares of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Money Market Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Strategic International Equity Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund and Goldman Sachs Government Income Fund.
Institutional Shares of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Strategic International Equity Fund.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 31 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 18th day of May, 2012.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara	President (Chief Executive Officer)	May 18, 2012
James A. McNamara	and Trustee

[1]George F. Travers	Principal Financial Officer and	May 18, 2012
George F. Travers	Senior Vice President

[1]Ashok N. Bakhru	Chairman and Trustee	May 18, 2012
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	May 18, 2012
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	May 18, 2012
John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	May 18, 2012
Diana M. Daniels

[1]Joseph P. LoRusso	Trustee	May 18, 2012
Joseph P. LoRusso

[1]Jessica Palmer	Trustee	May 18, 2012
Jessica Palmer

[1]Alan A. Shuch	Trustee	May 18, 2012
Alan A. Shuch

[1]Richard P. Strubel	Trustee	May 18, 2012
Richard P. Strubel

By:	/s/ Peter V. Bonanno
Peter V. Bonanno,
Attorney-In-Fact

1      Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2011.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: May 18, 2012

/s/ Peter V. Bonanno
Peter V. Bonanno,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase